SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income		£ 10,912		£ 9,274		£ 11,318
Other income, net of insurance claims		7,747		7,993		6,103
Total income, net of insurance claims		18,659		17,267		17,421
Net income		18,659		17,267		17,421
Operating expenses		(12,346)		(12,627)		(15,387)
Impairment		(688)		(752)		(390)
Profit		5,625		3,888		1,644
Volatility And Other Items [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income		228	[1]	263	[2]	318	[3]
Other income, net of insurance claims		(186)	[1]	121	[2]	209	[3]
Total income, net of insurance claims		42	[1]	384	[2]	527	[3]
Operating lease depreciation	[4]	(1,053)	[1]	(895)	[2]	(764)	[3]
Net income		(1,011)	[1]	(511)	[2]	(237)	[3]
Operating expenses		1,821	[1]	1,948	[2]	2,065	[3]
Impairment		(107)	[1]	107	[2]	(197)	[3]
TSB	[3]
Profit		703	[1]	1,544	[2]	1,631	[3]
TSB [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income			[2]		[5]	(192)	[2]
Other income, net of insurance claims			[2]		[5]	(31)	[2]
Total income, net of insurance claims			[2]		[5]	(223)	[2]
Operating lease depreciation	[4]		[2]		[5]		[2]
Net income			[2]		[5]	(223)	[2]
Operating expenses			[2]		[5]	86	[2]
Impairment			[2]		[5]	19	[2]
TSB	[2]					118
Profit			[2]		[5]		[2]
Insurance Gross Up [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	[6]	1,180		1,898		38
Other income, net of insurance claims	[6]	(1,356)		(2,110)		(126)
Total income, net of insurance claims	[6]	(176)		(212)		(88)
Operating lease depreciation	[4],[6]
Net income	[6]	(176)		(212)		(88)
Operating expenses	[6]	176		212		88
Impairment	[6]
TSB	[6]
Profit	[6]
PPI [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Operating lease depreciation	[4]
Operating expenses		1,300		1,350		4,000
Profit		1,300		1,350		4,000
Other Conduct Provisions [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Other income, net of insurance claims				61
Total income, net of insurance claims				61
Operating lease depreciation	[4]
Net income				61
Operating expenses		865		1,024		837
Profit		865		1,085		837
Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income		12,320		11,435		11,482
Other income, net of insurance claims		6,205		6,065		6,155
Total income, net of insurance claims		18,525		17,500		17,637
Operating lease depreciation	[4]	(1,053)		(895)		(764)
Net income		17,472		16,605		16,873
Operating expenses		(8,184)		(8,093)		(8,311)
Impairment		(795)		(645)		(568)
TSB						118
Profit		£ 8,493		£ 7,867		£ 8,112

[1]	In the year ended 31 December 2017 this comprises the effects of asset sales (gain of 30 million); volatile items (gain of 263 million); liability management (loss of 14 million); the amortisation of purchased intangibles (91 million); restructuring costs (621 million, principally comprising costs relating to the Simplification programme; the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA); and the fair value unwind and other items (loss of 270 million).
[2]	Comprises the write-off of the ECN embedded derivative and premium paid on redemption of the remaining notes in the first quarter (loss of 790 million); the effects of asset sales (gain of 217 million); volatile items (gain of 99 million); liability management (gain of 123 million); the amortisation of purchased intangibles (340 million); restructuring costs (622 million, principally comprising the severance related costs related to phase II of the Simplification programme); and the fair value unwind and other items (loss of 231 million).
[3]	Comprises market movements on the ECN embedded derivative (loss of 101 million); the effects of asset sales (gain of 54 million); volatile items (loss of 107 million); liability management (loss of 28 million); the amortisation of purchased intangibles (342 million); restructuring costs (170 million); TSB costs (745 million); and the fair value unwind and other items (loss of 192 million).
[4]	Net of profits on disposal of operating lease assets of 32 million (2016: 58 million; 2015: 66 million).
[5]	Comprises the underlying results of TSB.
[6]	The Group's insurance businesses' income statements include income and expenditure which are attributable to the policyholders of the Group's long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.